SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue recognition:
Recognition period of maintenance revenues ratably over the term of the agreement	1 year
Accounting for stock-based compensation:
Excess tax benefit (deficiencies) from equity-based compensation	$ (171)	$ 218	$ 121
Basic and diluted net income (loss) per share:
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	1,902,934	1,974,962	1,888,768
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets	$ 4,122
Severance pay:
Severance pay expense	645	$ 682	$ 594
Core technology [Member]
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets	3,919
Customer relationships [Member]
Impairment of long-lived assets and intangible assets
Impairment of acquisition-related intangible assets	$ 203